T D R that subsequently defaulted (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 loans		Dec. 31, 2012 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,005		1,514
Financing Receivable Modifications That Defaulted	$ 51,121		$ 120,097
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	3		1
Financing Receivable Modifications That Defaulted	2,554		1,770
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	5		29
Financing Receivable Modifications That Defaulted	5,733		10,946
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	6		12
Financing Receivable Modifications That Defaulted	1,838		4,031
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		5
Financing Receivable Modifications That Defaulted	0		690
Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	208		680
Financing Receivable Modifications That Defaulted	32,734		96,125
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	18		24
Financing Receivable Modifications That Defaulted	279		455
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	623		421
Financing Receivable Modifications That Defaulted	5,955		3,778
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	134		338
Financing Receivable Modifications That Defaulted	1,862		2,266
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	6		2
Financing Receivable Modifications That Defaulted	145		28
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2		2
Financing Receivable Modifications That Defaulted	21		8
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,002	[1]	1,501	[1]
Financing Receivable Modifications That Defaulted	48,567	[1]	117,028	[1]
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		1
Financing Receivable Modifications That Defaulted	0		1,770
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	5		28
Financing Receivable Modifications That Defaulted	5,733		9,011
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	6		12
Financing Receivable Modifications That Defaulted	1,838		4,031
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		5
Financing Receivable Modifications That Defaulted	0		690
PUERTO RICO | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	208		668
Financing Receivable Modifications That Defaulted	32,734		94,991
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	18		24
Financing Receivable Modifications That Defaulted	279		455
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	623		421
Financing Receivable Modifications That Defaulted	5,955		3,778
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	134		338
Financing Receivable Modifications That Defaulted	1,862		2,266
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	6		2
Financing Receivable Modifications That Defaulted	145		28
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2		2
Financing Receivable Modifications That Defaulted	21		8
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	3		13
Financing Receivable Modifications That Defaulted	2,554		3,069
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	3		0
Financing Receivable Modifications That Defaulted	2,554		0
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		1
Financing Receivable Modifications That Defaulted	0		1,935
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		12
Financing Receivable Modifications That Defaulted	0		1,134
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	0		0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0		0
Financing Receivable Modifications That Defaulted	$ 0		$ 0

[1]	Excludes loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.